Pension and other post-retirement benefits - PBO Models/Approaches (Details 10) SFr in Millions	Dec. 31, 2020 CHF (SFr)
Switzerland | Change in interest rate on saving balances
Defined benefit plan, Disclosure
Defined Benefit Plan, Projected Benefit Obligation, Increase/(Decrease)	SFr 450